EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Notional value	$ 45.0
Capitalized bank fees	13.0	$ 10.9	$ 8.0
Lease liabilities	5.6	8.3	30.6
Land, Buildings And Other Property plant and Equipment [Member]
Disclosure of detailed information about borrowings [line items]
Lease liabilities	5.6	$ 8.3	$ 6.8
Working capital facility
Disclosure of detailed information about borrowings [line items]
Notional value	45.0
Bocomm
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	$ 38.0